Lease Arrangements (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		75
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 36,625	$ 49,665
Non-current portion of unearned revenue		2,618	22,901
Future minimum payments, expected to be received
2026		945,823
2027		900,755
2028		701,253
2029		543,790
2030		370,926
2031 and thereafter		690,938
Total future rentals		$ 4,153,485
Time Charter Agreements
Lease Arrangements
Operating lease term of contract one		5 years
Operating lease term of contract two		7 years
Operating lease term of contract three		10 years
Number of vessels under construction contracted with charter agreements | item		21
Number of container vessels under construction | item		25
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Maximum term of the option to extend timer charter agreement		4 years
Current portion of unearned revenue		$ 20,300	37,200
Non-current portion of unearned revenue		$ 2,600	$ 22,900